COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details)	12 Months Ended						12 Months Ended		1 Months Ended		12 Months Ended					12 Months Ended				1 Months Ended		1 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended							1 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Maximum Chartis U.S. USD ($)	Dec. 31, 2011 Consolidated 2008 Securities Litigation action	Mar. 20, 2009 Consolidated 2008 Securities Litigation complaint	Mar. 31, 2011 ERISA Litigation II plan	Mar. 19, 2009 ERISA Litigation II complaint	Dec. 31, 2011 Canadian Securities Class Action claim USD ($)	Dec. 31, 2011 Brookfield litigation related to AIGFP USD ($)	Jun. 30, 2010 Securities lending dispute with Transatlantic Holdings Inc. EUR (€)	May 31, 2010 Securities lending dispute with Transatlantic Holdings Inc. USD ($)	Dec. 31, 2011 Securities lending dispute with Transatlantic Holdings Inc. USD ($)	Jan. 26, 2012 Securities lending dispute with Transatlantic Holdings Inc. USD ($)	Jun. 29, 2010 Securities lending dispute with Transatlantic Holdings Inc. subsidiary	May 24, 2010 Securities lending dispute with Transatlantic Holdings Inc. subsidiary	Dec. 31, 2011 Fitzpatrick matter USD ($)	Dec. 31, 2011 Behm matter USD ($)	Oct. 02, 2010 Behm matter action	Dec. 31, 2011 False Claims Act complaint multiple	Feb. 25, 2010 False Claims Act complaint individual	Feb. 28, 2006 2006 Regulatory Settlements USD ($)	Dec. 31, 2011 2006 Regulatory Settlements USD ($)	Jan. 31, 2012 Consolidated 2004 Securities Litigation USD ($)	Jul. 31, 2010 Consolidated 2004 Securities Litigation USD ($)	Dec. 31, 2011 Consolidated 2004 Securities Litigation Objector fund shareholder	Feb. 17, 2012 Consolidated 2004 Securities Litigation plaintiff	Dec. 31, 2011 Consolidated 2004 Securities Litigation Minimum	Apr. 30, 2011 Workers' compensation Premium Reporting USD ($)	Jan. 31, 2011 Workers' compensation Premium Reporting plaintiff	May 31, 2007 Workers' compensation Premium Reporting USD ($)	Dec. 31, 2011 Workers' compensation Premium Reporting USD ($) Objector	Dec. 31, 2011 Workers' compensation Premium Reporting Maximum USD ($)	May 31, 2011 The Multi-District Litigation USD ($)	Dec. 31, 2011 The Multi-District Litigation action conspiracy complaint D case class defendant state	May 20, 2011 The Multi-District Litigation USD ($)	Dec. 31, 2011 The Multi-District Litigation Florida case	Dec. 31, 2011 The Multi-District Litigation New Jersey case	Dec. 31, 2011 The Multi-District Litigation Texas USD ($) case	Dec. 31, 2011 The Multi-District Litigation Kansas USD ($) claim case	Dec. 31, 2011 Palm Tree Computer Systems, Inc. v. Ace USA USD ($) action plaintiff	Dec. 31, 2011 The Heritage Corp. of South Florida v. National Union Fire Ins. Co. USD ($)	Dec. 31, 2008 Other Regulatory Settlements USD ($)	Apr. 30, 2010 Regulatory Settlement Ohio Attorney General USD ($)	Dec. 31, 2010 NAIC Examination of Workers Compensation Premium Reporting USD ($)	Dec. 17, 2010 NAIC Examination of Workers Compensation Premium Reporting state	Dec. 31, 2011 Caremark USD ($) complaint	Dec. 31, 2011 Use of SSDMF USD ($)	Dec. 31, 2011 Multi-state examination of regulatory issues in insurance products USD ($) state	Dec. 31, 2011 Starr International Litigation
LITIGATION AND INVESTIGATIONS
Increase in the estimated reserves for incurred but not reported death claims																																														$ 202,000,000
Damages sought per settlement objector, maximum																															1,000
Number of states participating in the accident and health products examination																																															38
Number of objectors to class action suit settlement																								2						2
Number of purported class action complaints consolidated				8		8																																							2
Shareholders maximum ownership percentage who have requested to opt out of the class																								1.50%
Number of shareholders who have submitted timely and valid requests to opt out of the class																								25
Number of investment funds controlled by the same investment group who have submitted timely and valid requests to opt out of the class																								7
Shares held by investment group who have submitted timely and valid requests to opt out of the class																										1,000
Number of shareholders that filed a notice of appeal																									1
Civil penalty payable		51,000,000																																													250,000
Number of actions brought against AIG																	2
Number of securities actions brought against AIG			2
Motions to dismiss granted, plans at issue					1
Motions to dismiss denied, plans at issue					2
Damages claimed	306,000,000						500,000,000			350,000,000	500,000,000					33,000,000																													3,200,000,000
Damages claimed									17,600,000		22,800,000
Punitive damages claimed							50,000,000
Percentage of ownership in AIG received by Department of the Treasury																																																80.00%
Maximum contractual loss								1,500,000,000
Transatlantic, number of subsidiaries named as Claimants														2
AIG, number of subsidiaries named as Respondents													1	2
Damages claimed, amount currently due															196,000,000
Damages claimed, potential future amounts															78,000,000
Range of loss, minimum												45,000,000			0	0
Range of loss, maximum												125,000,000			274,000,000	33,000,000
Counterclaim sought by AIG																3,600,000
Accrued loss contingency																																		6,750,000
Number of individuals (Relators) seeking to assert claims																			2
Damages sought, multiple of damages sustained																		3
Payments made or placed in escrow accounts initial amount																				1,640,000,000
Portion of payments which represented fines and penalties																				225,000,000																							100,000,000
Deposits into fund under the supervision of the SEC, subsequently disbursed																				800,000,000
Workers Compensation Fund escrow, included in Other Assets																					597,000,000																						338,000,000
Settlement amount total																							725,000,000									37,000,000									26,000,000	9,000,000
Amount paid under the terms of the separate settlement agreement with Florida																						4,000,000
Minimum number of conspiracies alleged																																	1
Settlement amount paid under previous settlement agreements																																									4,400,000
Settlement agreement, number of states																																												50
Settlement agreement, payment of outstanding premium taxes																																											46,500,000
Settlement agreement, maximum contingent fines																																											150,000,000
Settlement agreement, amount which can be paid out of the remaining balance in Workers Compensation Fund																														191,500,000													146,500,000
Settlement agreement, escrow																														450,000,000
Settlement agreement, percentage of outstanding shares that have sought to opt out of the class																								2.00%
Number of parallel actions																																	2
Number of separate derivative actions filed																																	24
Number of defendants who have settled																																	3
Number of states asserted antitrust law violations																																	48
Employee Benefits Complaint, number of purported classes																																	2
Number of consolidated actions																																							1
Number of named plaintiffs																																							2
Maximum period to submit letter since date of order by court (in days)																																	30
Number of cases that have proceeded																																	4		1	1	1	1
Number of claims																																						3
Damages sought, maximum																																					125,000,000
Damages sought per claim, maximum																																							74,999
Damages sought, in excess																											3,000,000,000		1,000,000,000											75,000
Damages sought per claim, in excess																																						$ 75,000
Number of intervening plaintiffs																												7